Name of Issuer
Title of Class
Cusip
1,000.00
Prin Amt
Prin Call
Discretion
Managers
Sole
Shared
None
America Online Inc.
Common Stock
02364J104
995.50
42,093
N/A
Sole
None
Yes


American Int'l Group
Common Stock
26874107
3,309.57
45,877
N/A
Sole
None
Yes


Andrew Corp.
Common Stock
34425108
1,840.50
110,012
N/A
Sole
None
Yes


Apache Corp
Common Stock
37411105
1,727.33
30,368
N/A
Sole
None
Yes


APW Ltd
Common Stock
43971081
18.54
103,000
N/A
Sole
None
Yes


Bank of America Corp.
Common Stock
60505104
3,071.91
45,161.88
N/A
Sole
None
Yes


Bank One Corporation
Common Stock
06423A103
3,255.85
77,928.55
N/A
Sole
None
Yes


Belden, Inc.
Common Stock
77459105
850.14
35,675
N/A
Sole
None
Yes


Berkshire Hathaway CL A
Common Stock
84670108
568.80
8
N/A
Sole
None
Yes


Biomet
Common Stock
90613100
3,518.84
130,038.33
N/A
Sole
None
Yes


Bristol Myers Squibb Co.
Common Stock
110122108
2,658.94
65,669
N/A
Sole
None
Yes


Broadwing Inc
Common Stock
171870108
692.72
99,102
N/A
Sole
None
Yes


Candela Corp.
Common Stock
136907102
187.62
34,425
N/A
Sole
None
Yes


Casey's Gen'l Stores, Inc.
Common Stock
147528103
2,092.27
154,982.75
N/A
Sole
None
Yes


Cisco Systems
Common Stock
17275R102
334.57
19,762
N/A
Sole
None
Yes


Disney Walt Co Holding Co
Common Stock
254687106
1,115.10
48,314.70
N/A
Sole
None
Yes


E M C Corp Mass
Common Stock
268648102
441.83
37,066
N/A
Sole
None
Yes


Family Dollar Stores
Common Stock
307000109
2,319.00
69,203.28
N/A
Sole
None
Yes


Fiserv, Inc.
Common Stock
337738108
4,476.90
97,345
N/A
Sole
None
Yes


Flowers Foods Inc
Common Stock
343498101
200.58
7,875
N/A
Sole
None
Yes


Gap, Inc.
Common Stock
364760108
1,734.42
115,320.16
N/A
Sole
None
Yes


General Electric Company
Common Stock
369604103
2,164.51
57,797.46
N/A
Sole
None
Yes


Gillette Co.
Common Stock
375766102
2,278.84
67,004.89
N/A
Sole
None
Yes


Hewlett-Packard Co.
Common Stock
428236103
822.60
45,853
N/A
Sole
None
Yes


Home Depot, Inc.
Common Stock
437076102
2,549.86
52,455.54
N/A
Sole
None
Yes


IHOP Corp.
Common Stock
449623107
2,622.30
77,790
N/A
Sole
None
Yes


Intel Corporation
Common Stock
458140100
2,320.20
76,297.32
N/A
Sole
None
Yes


iShares Cohen & Steers Realty
Common Stock

1,332.80
14,915
N/A
Sole
None
Yes


Lucent Technology
Common Stock
549463107
182.82
38,650.81
N/A
Sole
None
Yes


Marathon Oil Corp
Common Stock
902905827
1,483.99
51,527.51
N/A
Sole
None
Yes


MGIC Investment Corp.
Common Stock
552848103
3,899.91
56,991.21
N/A
Sole
None
Yes


Microsoft
Common Stock
594918104
2,574.81
42,693
N/A
Sole
None
Yes


Mity-Lite Inc.
Common Stock
606850105
268.63
20,905
N/A
Sole
None
Yes


Offshore Logistics, Inc.
Common Stock
676255102
1,157.77
53,725
N/A
Sole
None
Yes


Oracle Corp.
Common Stock
68389x105
1,356.48
105,975
N/A
Sole
None
Yes


Pepsico Incorporated
Common Stock
713448108
3,440.24
66,800.82
N/A
Sole
None
Yes


Pfizer Inc.
Common Stock
717081103
3,738.68
94,078.42
N/A
Sole
None
Yes


Pride Int'l
Common Stock
741932107
1,272.32
80,020
N/A
Sole
None
Yes


Procter & Gamble
Common Stock
742718109
527.39
5,854.05
N/A
Sole
None
Yes


Standard & Poors
Common Stock
78462f103
3,856.46
33,675
N/A
Sole
None
Yes


Starwood Hotel & Resort
Common Stock
855905204
1,346.59
35,804
N/A
Sole
None
Yes


Stewart & Stevenson
Common Stock
860342104
945.83
48,880
N/A
Sole
None
Yes


Tellabs, Inc.
Common Stock
879664100
544.30
51,987
N/A
Sole
None
Yes


Tyco Int'l Ltd
Common Stock
902124106
323.20
10,000
N/A
Sole
None
Yes


United Parcel Service
Common Stock
911312106
422.56
6,950
N/A
Sole
None
Yes


Verizon Communications
Common Stock
92343V104
1,973.73
42,814.18
N/A
Sole
None
Yes


Wells Fargo & Co.
Common Stock
949746101
3,223.91
65,261.27
N/A
Sole
None
Yes


Wyeth Com
Common Stock
26609107
3,279.42
49,953.16
N/A
Sole
None
Yes


Agilent Technologies
Common Stock
00846U101
512.65
14,664
N/A
Sole
None
Yes





86,833.74







3Com Corporation
Common Stock
885535104
0.2444
40
N/A
Sole
None
Yes


Advance Paradigm Inc.
Common Stock
7491103
6.02
200
N/A
Sole
None
Yes


Alcoa Inc
Common Stock
13817101
6.34
168
N/A
Sole
None
Yes


Allete Inc
Common Stock
18522102
10.18
350
N/A
Sole
None
Yes


America Movil SA DE CV
Common Stock

17.83
898
N/A
Sole
None
Yes


American Tower Corp CL A
Common Stock
29912201
1.65
300
N/A
Sole
None
Yes


Amgen, Inc.
Common Stock
31162100
41.78
700
N/A
Sole
None
Yes


Anheuser Busch Companies
Common Stock
35229103
18.27
350
N/A
Sole
None
Yes


Applied Materials Inc
Common Stock
38222105
6.30
116
N/A
Sole
None
Yes


Arch Coal Inc
Common Stock
39380100
21.38
1,000
N/A
Sole
None
Yes


Astropower Inc
Common Stock
04644A101
11.48
275
N/A
Sole
None
Yes


AT&T
Common Stock
1957109
12.92
823
N/A
Sole
None
Yes


AT&T Wireless Services, Inc.
Common Stock

2.03
227
N/A
Sole
None
Yes


Bell South
Common Stock
79860102
5.86
159.001
N/A
Sole
None
Yes


Berkshire Hathaway CL B
Common Stock
84670207
4.74
2
N/A
Sole
None
Yes


BP Amoco PLC Sponsored
Common Stock
55622104
44.18
832
N/A
Sole
None
Yes


Cardinal Health, Inc.
Common Stock
14149Y108
2.55
36
N/A
Sole
None
Yes


Cendant Corp.
Common Stock
151313103
4.80
250
N/A
Sole
None
Yes


Chevron
Common Stock
166751107
18.05
200
N/A
Sole
None
Yes


Cincinnati Financial
Common Stock
172062101
118.42
2,712.27
N/A
Sole
None
Yes


Citigroup Inc.
Common Stock
172967101
33.67
680
N/A
Sole
None
Yes


Coca-Cola
Common Stock
191216100
21.24
406.363
N/A
Sole
None
Yes


Comcast Corp Class A
Common Stock

4.42
132
N/A
Sole
None
Yes


Compaq Computer Corp.
Common Stock
204493100
5.23
500
N/A
Sole
None
Yes


Conseco
Common Stock
208464107
2.53
700
N/A
Sole
None
Yes


Cooper Tire & Rubber
Common Stock
216831107
4.33
200
N/A
Sole
None
Yes


Corning Inc
Common Stock
219350105
0.762
100
N/A
Sole
None
Yes


CTS Corp w/rts to pur notes
Common Stock
126501105
4.06
250
N/A
Sole
None
Yes


DCH Technology Inc
Common Stock
233092105
1.33
2,500
N/A
Sole
None
Yes


Dollar General
Common Stock
256669102
9.77
600
N/A
Sole
None
Yes


Eli Lilly
Common Stock
532457108
135.64
1,780
N/A
Sole
None
Yes


Ethan Allen Interiors
Common Stock
297602104
5.71
150
N/A
Sole
None
Yes


Fannie Mae Voting Shares
Common Stock

11.98
150
N/A
Sole
None
Yes


Fifth Third Bancorp
Common Stock
316773100
83.47
1,236.92
N/A
Sole
None
Yes


Ford Motor Co.
Common Stock
345370100
8.00
485.295
N/A
Sole
None
Yes


Fuelcell Energy Inc
Common Stock
35952h106
10.24
650
N/A
Sole
None
Yes


GlaxoSmithKline PLC Spsd ADR
Common Stock

10.34
220
N/A
Sole
None
Yes


Global Light TeleComms
Common Stock
37934X100
1.33
1,000
N/A
Sole
None
Yes


Guidant Corp
Common Stock
401698105
22.31
515
N/A
Sole
None
Yes


Halliburton Company
Common Stock
406216101
0.69987
41
N/A
Sole
None
Yes


Hanson PLC
Common Stock
411352404
1.53
40
N/A
Sole
None
Yes


Harley Davidson, Inc.
Common Stock
412822108
111.47
2,022
N/A
Sole
None
Yes


Ibasis Inc
Common Stock
450732102
8.26
500
N/A
Sole
None
Yes


Icos Corp.
Common Stock
449295104
8.74
190
N/A
Sole
None
Yes


Imperial Tobacco
Common Stock
453142101
2.51
75
N/A
Sole
None
Yes


Inergy LP
Common Stock
456615103
6.02
200
N/A
Sole
None
Yes


Int'l Business Machines
Common Stock
459200101
10.50
100.951
N/A
Sole
None
Yes


John Hancock Financial Service
Common Stock
41014S106
1.49
39
N/A
Sole
None
Yes


Johnson & Johnson
Common Stock
478160104
52.48
807.956
N/A
Sole
None
Yes


K Mart Corporation
Common Stock

2.40
1,500
N/A
Sole
None
Yes


KLA-Tencor Corp.
Common Stock
482480100
8.31
125
N/A
Sole
None
Yes


Lincoln National Corporation
Common Stock
534187109
42.11
830
N/A
Sole
None
Yes


Littlefuse Inc
Common Stock
537008104
7.43
300
N/A
Sole
None
Yes


Lowes Companies, Inc.
Common Stock
548661107
6.31
145
N/A
Sole
None
Yes


McDonalds
Common Stock
580135101
20.38
734.588
N/A
Sole
None
Yes


MCI Group Stock
Common Stock
98157D304
4.48
758
N/A
Sole
None
Yes


Medtronic Inc
Common Stock

8.86
196
N/A
Sole
None
Yes


Merck & Co., Inc.
Common Stock
589331107
22.86
397
N/A
Sole
None
Yes


Methode Electronics CL A Inc
Common Stock
591520200
0.7719
62
N/A
Sole
None
Yes


Millennium Chemicals
Common Stock
599903101
0.30933
21
N/A
Sole
None
Yes


Motorola, Inc.
Common Stock
620076109
13.20
929.531
N/A
Sole
None
Yes


MRV Communications
Common Stock
553477100
2.26
800
N/A
Sole
None
Yes


National City Corp.
Common Stock
635405103
86.88
2,824.42
N/A
Sole
None
Yes


NeToy.Com Corp (DEL)
Common Stock
64114A105
0.003
1,000
N/A
Sole
None
Yes


Nisource Inc.
Common Stock
65473P105
25.90
1,128.57
N/A
Sole
None
Yes


Nokia Corp.
Common Stock
654902204
11.93
575
N/A
Sole
None
Yes


Nortel Networks Corp
Common Stock
656568102
0.37716
84
N/A
Sole
None
Yes


OshKosh Truck
Common Stock

2.85
50
N/A
Sole
None
Yes


Palm Inc.
Common Stock
696642107
0.23541
59
N/A
Sole
None
Yes


Pharmacia Corp
Common Stock
71713U102
18.19
403.422
N/A
Sole
None
Yes


Philip Morris
Common Stock
718154107
167.73
3,184.49
N/A
Sole
None
Yes


Phillips Petroleum Co
Common Stock
718507106
12.56
200
N/A
Sole
None
Yes


Pulte Homes, Inc
Common Stock
745867101
0.3828
8
N/A
Sole
None
Yes


Qualcomm Inc.
Common Stock
747525103
18.82
500
N/A
Sole
None
Yes


Qwest Commun. Int'l, Inc.
Common Stock
749121109
3.06
372
N/A
Sole
None
Yes


RLI Corp.
Common Stock
749607107
14.22
275
N/A
Sole
None
Yes


Roche Hldg.
Common Stock
771195104
15.39
199.191
N/A
Sole
None
Yes


RTS Elan Corp PLC Conting
Common Stock
536310105
0.006
100
N/A
Sole
None
Yes


SBC Communications, Inc.
Common Stock
78387G103
3.48
93
N/A
Sole
None
Yes


Schwab Charles Corporation
Common Stock
808513105
6.87
525
N/A
Sole
None
Yes


Scientific Atlanta, Inc.
Common Stock
808655104
3.35
145
N/A
Sole
None
Yes


Sector Psdr Tr SBI Tech.
Common Stock
81369y803
16.25
750
N/A
Sole
None
Yes


Sicor, Inc.
Common Stock
825846108
5.12
300
N/A
Sole
None
Yes


Southtrust Corp
Common Stock
844730101
1.58
60
N/A
Sole
None
Yes


St. Joseph Capital Corp.
Common Stock
790595102
3.11
200
N/A
Sole
None
Yes


Starbucks Corp
Common Stock

6.13
265
N/A
Sole
None
Yes


Steel Dynamics
Common Stock
858119100
0.4923
30
N/A
Sole
None
Yes


Stratos Lightwave Inc
Common Stock
863100103
0.41106
93
N/A
Sole
None
Yes


T. Rowe Price & Assoc., Inc.
Common Stock
741477103
109.00
2,800
N/A
Sole
None
Yes


Target Corporation
Common Stock
239753106
8.62
200
N/A
Sole
None
Yes


Telefonos De Mexico S.S.
Common Stock

36.27
898
N/A
Sole
None
Yes


Texas Utilities Co.
Common Stock
882848104
3.05
56
N/A
Sole
None
Yes


Tokheim Corp Ser C 06 Wt
Common Stock

0.0102
255
N/A
Sole
None
Yes


United Technologies Corp.
Common Stock
913017109
8.61
116
N/A
Sole
None
Yes


USA Education Inc.
Common Stock
78442A109
36.23
370.42
N/A
Sole
None
Yes


Vodafone Airtouch Plc F
Common Stock
92857T107
3.69
200
N/A
Sole
None
Yes


Wal-Mart Stores, Inc.
Common Stock
931142103
28.01
456.876
N/A
Sole
None
Yes


Walgreen Company
Common Stock
931422109
48.99
1,250
N/A
Sole
None
Yes


Worldcom, Inc.
Common Stock
55268B106
20.98
3,113
N/A
Sole
None
Yes


Zimmer Holdings Inc
Common Stock

184.01
5,404
N/A
Sole
None
Yes